Goodwill and Intangible Assets - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	0 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 02, 2014	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Accumulated goodwill impairment charges						$ 0	$ 0	$ 0
Amortization expense on finite-lived intangible assets	$ 104.9	$ 2.5	$ 0.7	$ 5.1	$ 1.4	$ 2.9	$ 2.5	$ 2.6